Cost of revenues (Tables)	12 Months Ended
Dec. 31, 2017
Cost of revenues [Abstract]
Schedule of Cost of revenues
	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Revenue sharing fees and content costs	2,343,224	3,790,624	5,727,081
Bandwidth costs	570,169	651,652	695,839
Salary and welfare	198,153	232,497	237,063
Depreciation and amortization	145,135	173,048	128,639
Payment handling costs	104,849	67,474	72,953
Other taxes and surcharges	27,794	44,659	48,360
Share-based compensation	23,963	15,894	42,759
Other costs	166,457	127,582	73,708

Total	3,579,744	5,103,430	7,026,402